Stock-based Compensation - Schedule of Information Related to Warrants to Purchase Common Stock Outstanding and Exercisable (Details) - Warrant [Member] - shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants	33,455	26,697	33,455
Warrants Exercisable, Weighted Average Remaining Life In Years	4 years 7 months 6 days	3 years 4 months 9 days	3 years 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants		26,697	33,455
Twenty One Point Three Zero [Member]
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants		2,535	2,535
Warrants Exercisable, Weighted Average Remaining Life In Years		6 years 6 months 3 days	7 years 6 months 3 days
Warrants Exercisable, Exercisable Number of Warrants		2,535	2,535
Twenty Three Point Seven Zero [Member]
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants		845	845
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 6 months 10 days	5 years 6 months 7 days
Warrants Exercisable, Exercisable Number of Warrants		845	845
Twenty Seven Point Eight Zero [Member]
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants		4,224	4,224
Warrants Exercisable, Weighted Average Remaining Life In Years		5 years 6 months	6 years 6 months
Warrants Exercisable, Exercisable Number of Warrants		4,224	4,224
Twenty Nine Point Zero Zero [Member]
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants		3,379	3,379
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years	4 years
Warrants Exercisable, Exercisable Number of Warrants		3,379	3,379
Fifty Nine Point Two Zero [Member]
Schedule of Stock Warrants Outstanding and Exercisable [line Items]
Warrants Outstanding, Number of Warrants		15,714	22,472
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 3 months 14 days	2 years 5 months 23 days
Warrants Exercisable, Exercisable Number of Warrants		15,714	22,472